INTEREST-BEARING BORROWINGS (Detail Textuals 1) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Carrying value of collateral for repurchase agreements	¥ 5,369,457,734	¥ 4,409,898,351
Shenzhen Taotaojin | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate	9.70%
Shenzhen Taotaojin | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate	14.00%
Shanxi Trust Limited Company
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate	10.89%
Zhaoqian Jinjiao Fanhua Asset Management Product
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate	8.50%
Wukuang Trust Yangguang Fanhua Plan
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 82,720,000
Interest rate	10.24%
Guangdong Province Yueke Technology Micro-credit Co., Ltd | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 10,000,000
Interest rate	13.50%
Guangdong Province Yueke Technology Micro-credit Co., Ltd | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 20,000,000
Interest rate	13.00%
Lianda Baoli Co., Ltd
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 10,420,000
Interest rate	11.00%
Zhuhai Longhua Qifu NO.1 Fund Partnership (Limited Partnership)
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 50,000,000
Interest rate	11.00%
Ningbo Longhua Zhihe Investment Management Partnership (Limited Partnership)
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 20,000,000
Interest rate	11.47%
Jilin Northeast Asia Innovation Financial Assets Trading Center Co., Ltd
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 8,950,000
Interest rate	15.00%